UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13-F

                     FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Turner Investment Management LLC
Address:  1205 Westlakes Drive, Suite 100
          Berwyn, PA  19312

13F File Number:  028-10641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Brian F. McNally
Title:   Chief Compliance Officer and Secretary
Phone:   484-329-2425
Signature, Place, and Date of Signing:

   Brian F. McNally    Berwyn, PA    November 2, 2006

Report Type (Check only one):

[   ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[ x ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

Form 13F File Number            Name
028-02924                       Turner Investment Partners, Inc.

      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    98
Form 13F Information Table Value Total:    $166,015
                                          (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
                               TITLE                  VALUE    SHRS OR  SH/ PUT/ INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 of CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE   SHARED NONE
----------------------         --------   ---------   ------   -------  --- ---- --------  --------  ------ ------ ----
AAR Corporation                   COM     000361105     1886     79100   SH        SOLE               79100   0      0
Alaska Air Group                  COM     011659109     2052     53940   SH        SOLE               53940   0      0
Allete Inc                        COM     018522300     1049     24140   SH        SOLE               24140   0      0
Alon USA                          COM     020520102     1257     42630   SH        SOLE               42630   0      0
Analogic Corp                     COM     032657207     2087     40676   SH        SOLE               40676   0      0
Arch Chemicals Inc                COM     03937R102      872     30660   SH        SOLE               30660   0      0
Arris Group Inc                   COM     04269Q100     1602    139830   SH        SOLE              139830   0      0
Atmi Incorporated                 COM     00207R101     1720     59180   SH        SOLE               59180   0      0
Belden CDT Inc                    COM     077454106     1105     28910   SH        SOLE               28910   0      0
Benchmark Electronics             COM     08160H101     1984     73825   SH        SOLE               73825   0      0
Biomed Realty Trust               COM     09063H107     1775     58500   SH        SOLE               58500   0      0
BJ's Wholesale Club               COM     05548J106     1287     44090   SH        SOLE               44090   0      0
Blackbaud Inc                     COM     09227Q100     1654     75210   SH        SOLE               75210   0      0
Bob Evans Farms                   COM     096761101     2294     75750   SH        SOLE               75750   0      0
Brocade Communications            COM     111621108     1939    274670   SH        SOLE              274670   0      0
Brush Engineered Materials        COM     117421107     1292     51960   SH        SOLE               51960   0      0
Caci International                COM     127190304     1405     25540   SH        SOLE               25540   0      0
Clean Harbors Inc                 COM     184496107     3093     71020   SH        SOLE               71020   0      0
Commscope Incorporated            COM     203372107     2380     72440   SH        SOLE               72440   0      0
Comstock Resources                COM     205768203     1843     67870   SH        SOLE               67870   0      0
Corp Office Pptys Tr              COM     22002T108     1806     40350   SH        SOLE               40350   0      0
Delphi Financiloa Group           COM     247131105     2161     54200   SH        SOLE               54200   0      0
Dobson Communications             COM     256069105     1317    187590   SH        SOLE              187590   0      0
Domino's Pizza                    COM     25754A201     2131     83090   SH        SOLE               83090   0      0
DSP Group                         COM     23332B106     1568     68640   SH        SOLE               68640   0      0
EFunds Corp                       COM     28224R101     1318     54510   SH        SOLE               54510   0      0
El Paso Electric Co               COM     283677854     1430     64020   SH        SOLE               64020   0      0
Emulex Corporation                COM     292475209     1565     86110   SH        SOLE               86110   0      0
EnPro Industries Inc              COM     29355X107      799     26580   SH        SOLE               26580   0      0
First Community Bancorp           COM     31983B101     1508     26960   SH        SOLE               26960   0      0
First Midwest Bankcorp            COM     320867104     1871     49380   SH        SOLE               49380   0      0
First Potomac Realty Trust        COM     33610F109     1046     34620   SH        SOLE               34620   0      0
Flowers Foods Inc                 COM     343498101     1630     60630   SH        SOLE               60630   0      0
FTI Consulting Inc                COM     302941109     1292     51540   SH        SOLE               51540   0      0
Gardner Denver Inc                COM     365558105     1400     42310   SH        SOLE               42310   0      0
Gartner Group Inc                 COM     366651107     1247     70880   SH        SOLE               70880   0      0
Genesis Healthcare                COM     37184D101     1717     36040   SH        SOLE               36040   0      0
GFI Froup Inc                     COM     361652209     2344     42400   SH        SOLE               42400   0      0
Glatfelter Inc                    COM     377316104      937     69170   SH        SOLE               69170   0      0
Greater Bay Bancorp               COM     391648102     1678     59480   SH        SOLE               59480   0      0
Griffon Corporation               COM     398433102     1789     74950   SH        SOLE               74950   0      0
Haemonetics Corp/Mass             COM     405024100     2071     44260   SH        SOLE               44260   0      0
Healthextras, Inc                 COM     422211102     1346     47560   SH        SOLE               47560   0      0
Hydril Company                    COM     448774109     1237     22070   SH        SOLE               22070   0      0
IDT Corp                          COM     448947309     1465    101570   SH        SOLE              101570   0      0
Intl Securities Exchange          COM     46031W204     2433     51890   SH        SOLE               51890   0      0
inVentiv Health Inc               COM     46122E105     2421     75590   SH        SOLE               75590   0      0
IPC Holdings Ltd                  COM     G4933P101     1790     58850   SH        SOLE               58850   0      0
Itron Inc                         COM     465741106     1938     34730   SH        SOLE               34730   0      0
Jack In The Box                   COM     466367109     1234     23640   SH        SOLE               23640   0      0
Jarden Corp                       COM     471109108     2021     61300   SH        SOLE               61300   0      0
Kaydon Corporation                COM     486587108     1928     52070   SH        SOLE               52070   0      0
Kirby Corporation                 COM     497266106     1128     36010   SH        SOLE               36010   0      0
Lasalle Hotel Properties          COM     517942108     1716     39600   SH        SOLE               39600   0      0
Lions Gate Entertainment          COM     535919203      867     86650   SH        SOLE               86650   0      0
Macrovision Inc                   COM     555904101     1420     59960   SH        SOLE               59960   0      0
Magellan Health Services          COM     559079207     1574     36960   SH        SOLE               36960   0      0
Maguire Properties Inc            COM     559775101     1799     44160   SH        SOLE               44160   0      0
Mid-America Apartment Comm        COM     59522J103     2309     37710   SH        SOLE               37710   0      0
NBTY Incorporated                 COM     628782104     1204     41140   SH        SOLE               41140   0      0
Neustar Inc                       COM     64126X201     1099     39600   SH        SOLE               39600   0      0
New Jersey Resources Corp         COM     646025106     2089     42380   SH        SOLE               42380   0      0
Nice Systems LTD                  COM     653656108     1901     68710   SH        SOLE               68710   0      0
Oil States International          COM     678026105     1732     62990   SH        SOLE               62990   0      0
OM Group Inc                      COM     670872100     1234     28090   SH        SOLE               28090   0      0
On Semiconductor Corp             COM     682189105     1246    211830   SH        SOLE              211830   0      0
Phillips-Van Heusen               COM     718592108     2236     53530   SH        SOLE               53530   0      0
Pinnacle Entertainment            COM     723456109     1370     48720   SH        SOLE               48720   0      0
Polycom Inc                       COM     73172K104     2341     95430   SH        SOLE               95430   0      0
PolyMedica Corp                   COM     731738100     2492     58220   SH        SOLE               58220   0      0
Proassurance Corp                 COM     74267C106     1816     36841   SH        SOLE               36841   0      0
Provident Bankshares              COM     743859100     1256     33900   SH        SOLE               33900   0      0
Psychiatric Solutions             COM     74439H108     2000     58670   SH        SOLE               58670   0      0
Rangold Resources Ltd             COM     752344309     1576     77430   SH        SOLE               77430   0      0
RLI Corp                          COM     749607107     1042     20520   SH        SOLE               20520   0      0
Silicon Image Inc                 COM     82705T102     1788    140600   SH        SOLE              140600   0      0
Skechers Usa Inc                  COM     830566105     1665     70810   SH        SOLE               70810   0      0
Southwest Gas Corp                COM     844895102     1380     41430   SH        SOLE               41430   0      0
Strategic Hotels & Resorts        COM     86272T106     1848     92970   SH        SOLE               92970   0      0
Taubman Centers Inc               COM     876664103     1640     36910   SH        SOLE               36910   0      0
Techne Corporation                COM     878377100     1376     27050   SH        SOLE               27050   0      0
Tenneco Inc                       COM     880349105     1652     70620   SH        SOLE               70620   0      0
Tetra Tech Inc                    COM     88162G103     1267     72730   SH        SOLE               72730   0      0
The Men's Wearhouse Inc           COM     587118100     2048     55030   SH        SOLE               55030   0      0
THQ Inc                           COM     872443403     1734     59445   SH        SOLE               59445   0      0
Tower Group Inc                   COM     891777104     2341     70180   SH        SOLE               70180   0      0
Transaction Systems Architcts     COM     893416107     1788     52090   SH        SOLE               52090   0      0
Tween Brands Inc                  COM     901166108     1524     40540   SH        SOLE               40540   0      0
Unisource Energy Corp             COM     909205106     1594     47830   SH        SOLE               47830   0      0
United Industrial Corp            COM     910671106     1305     24390   SH        SOLE               24390   0      0
Vail Resorts Inc                  COM     91879Q109     2480     61980   SH        SOLE               61980   0      0
Varian Semiconductor              COM     922207105     1840     50140   SH        SOLE               50140   0      0
Waddell & Reed Financial          COM     930059100     1875     75760   SH        SOLE               75760   0      0
Washington Group Intl             COM     938862208     2758     46855   SH        SOLE               46855   0      0
Watts Water Technologies          COM     942749102      902     28400   SH        SOLE               28400   0      0
Webex Communications              COM     94767L109     2390     61240   SH        SOLE               61240   0      0
WMS Industries Inc                COM     929297109     2035     69660   SH        SOLE               69660   0      0
Wolverine World Wide              COM     978097103     2321     81970   SH        SOLE               81970   0      0